Derivative Liabilities - Forward Purchase Agreement (Details) - CIK0001812667 CC Neuberger Principal Holdings II	3 Months Ended	12 Months Ended
	Mar. 31, 2022 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Aug. 04, 2020 $ / shares shares
Class of Warrant or Right [Line Items]
Number of Class A ordinary share in each unit			1
Number of shares called by each warrants (in shares)			1
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.50
Share Price | $ / shares			$ 10.00
Forward Purchase Agreement
Class of Warrant or Right [Line Items]
Number of Class A ordinary share in each unit	1	1
Number of shares called by each warrants (in shares)	1	1
Warrant in each unit	0.1875
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.50	$ 11.50
Proceeds received from initial public offering | $		$ 200,000,000
Number of warrants in a unit	0.1875	0.187
Share Price | $ / shares		$ 10.00
Maximum | Forward Purchase Agreement
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued (in shares)	200,000,000
Number of shares called by each warrants (in shares)		200,000,000
Private Placement
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued (in shares)			18,560,000
Private Placement Warrants | Forward Purchase Agreement
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued (in shares)		10.00
Exercise price of warrants (in dollars per share) | $ / shares	$ 10.00
Share Price | $ / shares	$ 10.00